Income Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Company’s Continuing Operations in China and Consisted

Income taxes for the six months ended March 31, 2026 and 2025 are attributed to the Company’s continuing operations in China and consisted of:

	2026	2025
Current income tax expense	$-	$-
Deferred income tax benefit	(201,535)	(85,255)
Total income tax benefit	$(201,535)	$(85,255)

Schedule of Income Tax Expense Reconciliation

Income tax expense reconciliation are as follows:

	2026	2025
(Loss) Income before taxes	$(1,307,264)	$65,530
PRC EIT tax rates	25%	25%
Tax at the PRC EIT tax rates	$(326,816)	16,383
Difference due to preferential tax	62,847	(40,266)
Rate differences in various jurisdictions	80,154	73,310
Tax effect of R&D expenses deduction	(122,856)	(160,183)
Tax effect of non-deductible expenses	15,591	14,529
Changes in valuation allowance	89,545	10,972
Income tax expenses (benefits)	$(201,535)	$(85,255)

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Asset

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets at March 31, 2026 and September 30, 2025 are presented below:

	March 31, 2026	September 30, 2025
Deferred tax assets:
Allowance for expected credit losses	$170,448	$214,752
Allowance for bad debt	83,976	116,747
Impairment on long-term investment	181,213	175,588
Loss carryforward	1,070,672	665,998
DTA allowance	(223,824)	(128,751)
Total	$1,282,485	$1,044,334

Schedule of Tax Payables

Taxes payable consist of the following:

	March 31, 2026	September 30, 2025
Income tax payable	$3,012,118	$2,918,611
VAT and tax payable (receivable)	(267,306)	42,562
Total tax payable	$2,744,812	$2,961,173